November 5, 2001


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: The 59 Wall Street Trust (File No. 33-39020) (the "Registrant"); Statements of Additional Information dated October 26, 2001 for The 59 Wall Street U.S. Treasury Money Fund and The 59 Wall Street Tax Exempt Money Fund
         ----------------------------------------------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of the above-captioned Statements of Additional Information that would have been filed by the Registrant on behalf of each of The 59 Wall Street U.S. Treasury Money Fund and The 59 Wall Street Tax Exempt Money Fund (the "Funds") pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 16 to the Registrant's registration statement on Form N-1A (File No. 33-39020) (the "Amendment") would not have been different from those contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Funds and was filed electronically on October 26, 2001.

Please direct any comments or questions regarding this certificate to the undersigned at (617) 423-0800.

Very truly yours,


THE 59 WALL STREET TRUST



By:
         /s/CHRISTINE D. DORSEY
         Christine D. Dorsey
         Secretary